Capital risk management and fair value measurements - Fair value estimation (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 105.5	$ 96.7
Fair value	108.2	101.2
Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,241.6	3,234.4
Fair value	$ 3,260.6	$ 3,312.7